UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

The Nottingham Investment Trust II

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2007
		Shares or Principal	Market Value (Note 1)		Principal	Market Value (Note 1)

INVESTMENT COMPANY - 4.48%				REMIC Trust 2001-44
	Merrimac Cash Series, 5.18%			6.114%, 11/16/21	$ 73,002	$ 73,353
	(Cost $1,914,491)	1,914,491	$ 1,914,491	REMIC Trust 2002-35
				5.887%, 10/16/23	347,820	351,049
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.12%				REMIC Trust 2002-83
				3.313%, 04/16/17	168,091	165,717
*	A.I.D. - Equador			REMIC Trust 2002-94
	7.050%, 05/01/15	$ 39,025	$ 42,128	5.045%, 11/16/28	900,000	889,685
	A.I.D. - Israel			REMIC Trust 2003-16
	5.500%, 12/04/23	650,000	644,767	3.130%, 04/16/16	367,532	361,347
	Alter Barge Line Title XI			REMIC Trust 2003-22
	6.000%, 03/01/26	250,000	255,450	2.750%, 06/16/21	116,361	114,531
	Federal Agricultural Mortgage Corporation			REMIC Trust 2003-59
	Series AM-1003			2.274%, 07/16/18	639,853	618,576
	6.745%, 04/25/13	313,339	313,843	REMIC Trust 2003-72
	Federal Home Loan Mortgage Corporation			4.356%, 02/16/30	559,246	543,024
	Federal Home Loan Bank System			Small Business Administration
	4.875%, 05/17/17	850,000	811,898	Series 1992-20H
	Federal National Mortgage Association			7.400%, 08/01/12	113,030	114,906
	FNMA Pass-Thru Mortgage Pool 745275			Series 1995-20L
	5.000%, 02/01/36	763,663	717,496	6.450%, 12/01/15	101,289	102,932
	FNMA Pass-Thru Mortgage Pool 745418			Series 1997-20A
	5.500%, 04/01/36	618,269	597,824	7.150%, 01/01/17	120,552	123,750
	FNMA Pass-Thru Mortgage Pool 872277			Series 1998-20B
	6.000%, 05/01/36	622,167	615,857	6.150%, 02/01/18	314,672	318,817
	FNMA Pass-Thru Mortgage Pool 882040			Series 2000-20K
	6.000%, 05/01/36	605,942	599,796	7.220%, 11/01/20	524,605	545,545
	FNMA Pass-Thru Mortgage Pool 886085			Series 2001-20A
	6.000%, 07/01/36	613,035	607,336	6.290%, 01/01/21	398,701	406,452
	FNMA Pass-Thru Mortgage Pool 896052			Series 2001-20K
	6.000%, 07/01/36	587,626	581,666	5.340%, 11/01/21	596,223	594,921
	FNMA Pass-Thru Mortgage Pool 901598			Series 2002-10A
	5.500%, 11/01/36	733,321	707,624	5.350%, 01/01/12	438,908	439,412
	Government National Mortgage Association			Series 2002-10B
	GNMA Pass-Thru Mortgage Single Family Pool 3665			5.300%, 03/01/12	542,992	543,266
	5.500%, 01/20/35	638,865	619,749	Series 2002-10F
	GNMA Pass-Thru Mortgage Single Family Pool 3689			3.940%, 11/01/12	266,406	257,442
	4.500%, 03/20/35	643,330	587,696	Series 2002-20J
	GNMA Pass-Thru Mortgage Single Family Pool 3785			4.750%, 10/01/22	675,904	648,374
	5.000%, 11/20/35	673,430	634,791	Series 2002-20K
	GNMA Pass-Thru Mortgage Single Family Pool 3786			5.080%, 11/01/22	477,368	466,013
	5.500%, 11/20/35	730,284	708,432	Series 2003-10B
	GNMA Pass-Thru Mortgage Single Family Pool 3840			3.390%, 03/01/13	383,670	364,726
	5.000%, 04/20/36	607,666	572,363	Series 2003-10C
				3.530%, 05/01/13	326,950	311,176
						(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2007
		Principal	Market Value (Note 1)			Principal	Market Value (Note 1)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - (Continued)				*	USGI #87
					7.430%, 08/01/23	$ 40,310	$ 40,643
	Series 2003-20C
	4.500%, 03/01/23	$ 909,216	$ 857,665		Total U.S. Government Insured Obligations
	Series 2003-20D				(Cost $126,216)		128,213
	4.760%, 04/01/23	478,315	457,900
	Series 2003-20E			CORPORATE ASSET BACKED SECURITIES - 9.94%
	4.640%, 05/01/23	480,736	456,472
	Series 2003-20F				American Airlines, Inc. Series 2001-1
	4.070%, 06/01/23	988,050	904,694		6.977%, 05/23/21	485,967	468,958
	Series 2003-20I				California Infrastructure SDG&E Series 1997-1
	5.130%, 09/01/23	616,292	603,760		6.370%, 12/26/09	99,366	100,110
	Series 2004-10B				CenterPoint Energy Transition Bond Co. 2001-1 A2
	4.684%, 09/10/14	864,819	828,565		4.760%, 09/15/09	150,129	149,992
	Series 2004-20L				Citigroup/Deutsche Bank CMT 2006-CD3
	4.870%, 12/01/24	586,111	559,043		5.688%, 10/15/48	850,000	833,092
	Series 2005-20B				Connecticut RRB Series 2001-1 A5
	4.625%, 02/01/25	710,010	665,953		6.210%, 12/30/11	365,000	372,118
	Series 2005-20L				Consumer Funding 2001-1 A4
	5.390%, 12/01/25	722,609	710,239		4.980%, 04/20/12	291,089	289,661
	Series 2006-10C				Credit Suisse Mortgage Capital Certificates 2006-C1
	5.680%, 05/01/16	750,249	755,717		5.555%, 02/15/39	1,000,000	978,491
	Series 2006-20E				Detroit Edison Securitization Funding 2001-1 A4
	5.870%, 05/01/26	865,474	873,180		6.190%, 03/01/13	100,000	101,916
	U.S. Guaranty Bonds				Massachusetts RRB Trust 1999-1 A5
	Amethyst Title XI				7.030%, 03/15/12	200,000	205,498
	4.390%, 04/15/16	600,008	576,650		PECO Energy Bonds Series 2000-A A3
	Matson Navigation Company, Inc.				7.625%, 03/01/10	250,000	258,668
	5.337%, 09/04/28	559,000	544,645		PP&L Transition Bonds Series 1999-1 A8
	Perforadora Cent SA de CV Shipping				7.150%, 06/25/09	477,845	485,119
	5.240%, 12/15/18	345,038	341,905
	Rowan Companies, Inc.				Total Corporate Asset Backed Securities
	2.800%, 10/20/13	464,282	428,300		(Cost $4,336,974)		4,243,623
	Sterling Equipment, Inc.
	6.125%, 09/28/19	263,670	271,718	CORPORATE OBLIGATIONS - 20.82%

	Total U.S. Government & Agency Obligations				Arkansas Electric Cooperative Corporation
	(Cost $28,577,182)		27,810,136		7.330%, 06/30/08	126,000	126,291
					Burlington Northern and Santa Fe Railway Co.
U.S. GOVERNMENT INSURED OBLIGATIONS - 0.30%					6.230%, 07/02/18	759,453	779,047
					Continental Airlines Inc.
	Federal Housing Authority Project Loan				7.707%, 04/02/21	619,559	661,379
*	Downtowner Apartments				CSX Corporation
	8.375%, 11/01/11	68,436	70,767		6.550%, 06/15/13	300,000	309,965
*	Reilly #046
	6.513%, 06/01/14	16,757	16,803				(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2007
	Principal	Market Value (Note 1)

CORPORATE OBLIGATIONS - (Continued)			Summary of Investments by Category
				% of Net Assets	Market Value
CVS Lease Pass-Thru			Category
6.036%, 12/10/28	$ 890,424	$ 864,183	Corporate Asset Backed Securities	9.94%	$ 4,243,623
FedEx Corporation			Corporate Obligations	20.82%	8,892,336
7.650%, 01/15/22	118,996	131,584	Investment Company	4.48%	1,914,491
Ford Motor Credit Company			U.S. Government &
7.375%, 02/01/11	375,000	366,358	Agency Obligations	65.12%	27,810,136
FPL Group Capital, Inc.			U.S. Government
6.350%,10/01/66	450,000	438,166	Insured Obligations	0.30%	128,213
GATX Financial Corporation			Total	100.66%	$ 42,988,799
6.273%, 06/15/11	700,000	711,949
General Motors Acceptance Corp.			Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for
6.875%, 08/28/12	375,000	366,496	financial reporting and federal income tax purposes is as follows:
Nevada Power Company
5.875%, 01/15/15	375,000	366,320
Norfolk Southern Railway Company			Aggregate gross unrealized appreciation		$ 132,853
5.950%, 04/01/08	250,000	250,298	Aggregate gross unrealized depreciation		(1,112,646)
Provident Companies Inc.
7.000%, 07/15/18	375,000	381,761	Net unrealized depreciation		$ (979,793)
Reinauer Maritime Company LLC
5.875%, 11/30/26	644,000	660,235
Residential Capital Corporation
6.375%, 06/30/10	375,000	370,160
Union Pacific ETC Corporation
4.698%, 01/02/24	771,249	708,230
Union Pacific Railroad Company
6.630%, 01/27/22	94,820	97,947
USB Capital IX
6.189%, 12/29/49	650,000	654,800
Wachovia Capital Trust III
5.800%, 03/15/42	650,000	647,167

Total Corporate Obligations
(Cost $9,013,729)		8,892,336

Total Investments
(Cost $43,968,592) - 100.66%		$ 42,988,799
Liabilities in Excess of Other Assets - (0.66%)		(284,883)

Net Assets - 100.00%		$ 42,703,916

*	Securities valued using Matrix System. (note 1)

					(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2007

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

This Schedule of Investments includes securities valued at $170,341 (0.40% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U.S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

The Brown Capital Management Equity Fund

	Schedule of Investments
(Unaudited)

	As of June 30, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

	COMMON STOCKS - 99.74%			Insurance - 3.38%
					American International Group, Inc.	6,100	$ 427,183
	Capital Goods - 11.27%
	Danaher Corporation	2,700	$ 203,850	Materials - 1.99%
	Fluor Corporation	2,300	256,151		Allegheny Technologies, Inc.	2,400	251,712
	General Electric Company	13,200	505,296
	Joy Global Inc.	2,950	172,073	Media - 1.11%
	The Boeing Company	3,000	288,480	*	Comcast Corporation - Cl. A	5,000	140,600
			1,425,850
Consumer Durables & Apparel - 1.53%				Pharmaceuticals & Biotechnology - 7.27%
*	Coach, Inc.	4,090	193,825		Abbott Laboratories	3,800	203,490
				*	Celgene Corporation	3,400	194,922
	Diversified Financials - 13.65%			*	Genzyme Corporation	1,700	109,480
	American Express Company	3,500	214,130	*	Gilead Sciences, Inc.	5,000	193,850
	Ameriprise Financial Inc.	2,100	133,497		Wyeth	3,800	217,892
	Citigroup Inc.	6,800	348,772				919,634
	JPMorgan Chase & Co.	7,300	353,685	Retailing - 9.69%
	Lehman Brothers Holdings Inc.	800	59,616	*	Dick's Sporting Goods, Inc.	500	29,085
	T. Rowe Price Group Inc.	5,200	269,828	*	J. Crew Group, Inc.	1,700	91,953
	The Goldman Sachs Group, Inc.	1,600	346,800		Nordstrom, Inc.	4,000	204,480
			1,726,328	*	O'Reilly Automotive, Inc.	4,000	146,200
Energy - 9.40%					Staples, Inc.	8,750	207,637
	CONSOL Energy Inc.	2,600	119,886		Target Corporation	2,400	152,640
	Diamond Offshore Drilling, Inc.	1,800	182,808		The Home Depot, Inc.	5,100	200,685
	Peabody Energy Corporation	1,800	87,084	*	Tractor Supply Company	3,700	192,585
	Schlumberger Limited	3,800	322,772				1,225,265
	Smith International, Inc.	2,700	158,328	Semiconductors & Semiconductor Equipment - 1.73%
*	Transocean Inc.	1,100	116,578		Intel Corporation	9,200	218,592
	XTO Energy, Inc.	3,366	202,297
			1,189,753	Software & Services - 10.96%
	Food & Staples Retailing - 4.37%				Accenture Ltd.	4,200	180,138
	Wal-Mart Stores,Inc.	5,110	245,842	*	Adobe Systems Incorporated	3,200	128,480
	Walgreen Co.	4,400	191,576	*	Akamai Technologies, Inc.	2,600	126,464
	Whole Foods Market, Inc.	3,000	114,900	*	Citrix Systems, Inc.	4,000	134,680
			552,318	*	Cognizant Technology
Food, Beverage & Tobacco - 4.20%					Solutions Corporation - Cl. A	1,400	105,126
µ	Diageo plc	1,500	124,965	*	Google Inc.	125	65,423
*	Hansen Natural Corporation	3,500	150,430		Microsoft Corporation	10,200	300,594
	The Coca-Cola Company	4,900	256,319	*	Oracle Corporation	11,000	216,810
			531,714	*	Symantec Corporation	6,400	129,280
Health Care Equipment & Services - 6.89%							1,386,995
Medtronic, Inc.		5,400	280,044
Quest Diagnostics Incorporated		2,600	134,290
UnitedHealth Group Incorporated		6,500	332,410
*	Waters Corporation	2,100	124,656
			871,400
							(Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				Summary of Investments by Industry

Technology Hardware & Equipment - 9.31%				Industry	% of Net Assets	Market Value
*	Apple Inc.	800	$97,632	Capital Goods	11.27%	$ 1,425,850
*	Cisco Systems, Inc.	12,800	356,480	Consumer Durables & Apparel	1.53%	193,825
*	Corning Incorporated	5,300	135,415	Diversified Financials	13.65%	1,726,328
*	EMC Corporation	10,500	190,050	Energy	9.40%	1,189,753
	Hewlett-Packard Company	2,800	124,936	Food & Staples Retailing	4.37%	552,318
	International Business			Food, Beverage & Tobacco	4.20%	531,714
	Machines Corporation (IBM)	2,600	273,650	Health Care Equipment & Services	6.89%	871,400
			1,178,163	Insurance	3.38%	427,183
Telecommunication Services - 0.77%				Investment Company	0.13%	15,974
*	NII Holdings Inc.	1,200	96,888	Materials	1.99%	251,712
				Media	1.11%	140,600
Transportation - 2.22%				Pharmaceuticals & Biotechnology	7.27%	919,634
	J.B. Hunt Transport			Retailing	9.69%	1,225,265
	Services, Inc.	5,100	149,532	Semiconductors &
	Norfolk Southern Corporation	2,500	131,425	Semiconductor Equipment	1.73%	218,592
			280,957	Software & Services	10.96%	1,386,995
				Technology Hardware & Equipment	9.31%	1,178,163
Total Common Stocks (Cost $11,026,057)			12,617,177	Telecommunication Services	0.77%	96,888
				Transportation	2.22%	280,957
INVESTMENT COMPANY - 0.13%				Total	99.87%	$ 12,633,151
	Evergreen Institutional Money Market Fund, 5.22%
	(Cost $15,974)	15,974	15,974	Aggregate cost for federal income tax and book purposes is the same. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

Total Investments (Cost $11,042,031) - 99.87%			$ 12,633,151
Other Assets Less Liabilities - 0.13%			17,072
				Aggregate gross unrealized appreciation		$ 1,771,340
Net Assets - 100.00%			$ 12,650,223	Aggregate gross unrealized depreciation		(180,220)

*	Non-income producing investment.			Net unrealized appreciation		$ 1,591,120
µ	American Depositary Receipt.

The following acronym is used in this portfolio:

plc - Public Limited Company (British)

						(Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 73.93%				Insurance - 2.55%
					American International
Capital Goods - 8.66%					Group, Inc.	5,100	$ 357,153
	Danaher Corporation	2,700	$ 203,850
	Fluor Corporation	1,800	200,466	Materials - 1.42%
	General Electric Company	11,400	436,392		Allegheny Technologies, Inc.	1,900	199,272
	Joy Global Inc.	2,250	131,242
	The Boeing Company	2,500	240,400	Media - 0.78%
			1,212,350	*	Comcast Corporation - Cl. A	3,900	109,668
Consumer Durables & Apparel - 1.08%
*	Coach, Inc.	3,190	151,174	Pharmaceuticals & Biotechnology - 5.17%
					Abbott Laboratories	3,000	160,650
Diversified Financials - 9.73%				*	Celgene Corporation	2,800	160,524
	American Express Company	2,600	159,068	*	Genzyme Corporation	1,500	96,600
	Ameriprise Financial Inc.	1,740	110,612	*	Gilead Sciences, Inc.	3,600	139,572
	Citigroup Inc.	5,700	292,353		Wyeth	2,900	166,286
	J.P. Morgan Chase & Co.	5,500	266,475				723,632
	Lehman Brothers Holdings, Inc.	700	52,164	Retailing - 7.85%
	T. Rowe Price Group Inc.	4,290	222,608	*	Dick's Sporting Goods, Inc.	2,500	145,425
	The Goldman Sachs Group, Inc	1,200	260,100		Home Depot, Inc.	4,200	165,270
			1,363,380	*	J. Crew Group, Inc.	1,300	70,317
Energy - 6.66%					Nordstrom, Inc.	3,300	168,696
	CONSOL Energy Inc.	2,200	101,442	*	O'Reilly Automotive, Inc.	3,100	113,305
	Diamond Offshore Drilling, Inc.	1,500	152,340		Staples, Inc.	6,200	147,126
	Peabody Energy Corporation	1,500	72,570		Target Corporation	2,000	127,200
	Schlumberger Limited	2,800	237,832	*	Tractor Supply Company	3,100	161,355
	Smith International, Inc.	2,100	123,144				1,098,694
*	Transocean Inc.	900	95,382	Semiconductors & Semiconductor Equipment - 1.19%
	XTO Energy, Inc.	2,500	150,250		Intel Corporation	7,000	166,320
			932,960
Food & Staples Retailing - 2.41%				Software & Services - 9.02%
	Walgreen Co.	3,400	148,036		Accenture Ltd.	3,500	150,115
	Wal-Mart Stores, Inc.	2,200	105,842	*	Adobe Systems Incorporated	2,500	100,375
	Whole Foods Market, Inc.	2,200	84,260	*	Akamai Technologies, Inc.	2,100	102,144
			338,138	*	Citrix Systems, Inc.	3,400	114,478
Food, Beverage & Tobacco - 3.04%				*	Cognizant Technologies Solutions
µ	Diageo plc	1,200	99,972		Corporation - Cl. A	1,400	105,126
*	Hansen Natural Corporation	2,700	116,046	*	Google Inc.	115	60,189
	The Coca-Cola Company	4,000	209,240		Microsoft Corporation	8,400	247,548
			425,258	*	Oracle Corporation	8,600	169,506
Health Care Equipment & Services - 4.87%				*	Symantec Corporation	5,400	109,080
	Medtronic, Inc.	4,000	207,440		Western Union Company	5,000	104,150
	Quest Diagnostics	2,200	113,630				1,262,711
	UnitedHealth Group Incorporated	5,100	260,814
*	Waters Corporation	1,700	100,912
			682,796				(Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007
		Shares or Principal	Market Value (Note 1)		Principal	Market Value (Note 1)

COMMON STOCKS - (Continued)				CORPORATE OBLIGATIONS - 5.52%

Technology Hardware & Equipment - 7.41%				Coca-Cola Company
*	Apple Inc.	700	$ 85,428	5.750%, 03/15/11	$ 200,000	$ 202,253
*	Cisco Systems, Inc.	11,640	324,174	Dow Chemical Capital Debenture
*	Corning Inc.	5,200	132,860	9.200%, 06/01/10	15,000	16,302
*	EMC Corporation	8,870	160,547	Dow Chemical
	Hewlett-Packard Company	2,300	102,626	7.375%, 11/01/29	170,000	183,999
	International Business Machines			Nalco Chemical
	Corporation (IBM)	2,200	231,550	6.250%, 05/15/08	50,000	50,000
			1,037,185	NSTAR Electric Co.
Telecommunication Services - 0.58%				7.800%, 05/15/10	60,000	63,613
*	NII Holdings Inc.	1,000	80,740	Sears Roebuck Acceptance
				7.000%, 02/01/11	170,000	173,224
Transportation - 1.51%				Wal-Mart Stores
	J.B. Hunt Transportation Services,			8.070%, 12/21/12	80,000	84,434
	Inc.	3,800	111,416
	Norfolk Southern Corporation	1,900	99,883	Total Corporate Obligations
			211,299	(Cost $756,877)		773,825

Total Common Stocks (Cost $9,017,028)			10,352,730	Total Investments
				(Cost $12,603,751) - 99.55.%		$ 13,940,683
INVESTMENT COMPANY - 4.44%				Other Assets Less Liabilities - 0.45%		63,329
	Evergreen Institutional Money Market Fund, 5.22%
				Net Assets - 100.00%		$ 14,004,012
	(Cost $621,778)	621,778	621,778

U.S. GOVERNMENT OBLIGATIONS - 15.66%				*		Non-income producing investment.
				µ		American Depositary Receipt.
	U.S. Treasury Notes
	4.625%, 02/29/08	$ 660,000	$ 658,196	The following acronym is used in this portfolio:
	4.500%, 02/28/11	660,000	651,028
	4.500%, 02/15/16	660,000	636,126	plc - Public Limited Company (British)
	8.000%, 11/15/21	20,000	25,589
	6.250%, 08/15/23	20,000	22,208	Aggregate cost for federal income tax purposes is $12,604,958. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:
	4.500%, 02/15/36	220,000	199,203

Total U.S. Government Obligations
	(Cost $2,208,068)		2,192,350
				Aggregate gross unrealized appreciation		$ 1,512,353
				Aggregate gross unrealized depreciation		(176,628)

				Net unrealized appreciation		$ 1,335,725

						(Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007

Summary of Investments by Industry
	% of Net	Market
Industry	Assets	Value
Capital Goods	8.66%	$ 1,212,350
Consumer Durables & Apparel	1.08%	151,174
Corporate Obligations	5.52%	773,825
Diversified Financials	9.73%	1,363,380
Energy	6.66%	932,960
Food & Staples Retailing	2.41%	338,138
Food, Beverage & Tobacco	3.04%	425,258
Health Care Equipment & Services	4.87%	682,796
Insurance	2.55%	357,153
Investment Companies	4.44%	621,778
Materials	1.42%	199,272
Media	0.78%	109,668
Pharmaceuticals & Biotechnology	5.17%	723,632
Retailing	7.85%	1,098,694
Semiconductors & Semiconductor
Equipment	1.19%	166,320
Software & Services	9.02%	1,262,711
Technology Hardware & Equipment	7.41%	1,037,185
Telecommunication Services	0.58%	80,740
Transportation	1.51%	211,299
U.S. Government Obligations	15.66%	2,192,350
	99.55%	$ 13,940,683

Note 1 - Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 97.80%				Medical/Health Care - 21.45%
				*	Abaxis, Inc.	369,700	$ 7,711,942
Business Services - 22.99%				*	Accelrys Inc	401,903	2,527,970
	Balchem Corporation	238,652	$ 4,336,307	*	Affymetrix, Inc.	282,500	7,031,425
	CARBO Ceramics Inc.	221,400	9,699,534	*	Bruker BioSciences
*	Concur Technologies Inc.	599,815	13,705,773		Corporation	568,600	5,123,086
	Fair Isaac Corporation	145,725	5,846,487	*	Immucor, Inc.	165,500	4,629,035
*	Macrovision Corporation	436,445	13,119,537	*	Kendle International, Inc.	178,000	6,545,060
*	Nuance Communications, Inc.	308,524	5,161,607	*	Kensey Nash Corporation	295,500	7,922,355
*	SPSS Inc.	281,800	12,438,652		Meridian Bioscience, Inc.	229,600	4,973,136
*	Transaction Systems			*	Neogen Corporation	42,050	1,209,358
	Architects, Inc.	210,000	7,068,600	*	Pharmacopeia, Inc.	326,676	1,813,052
			71,376,497	*	Techne Corporation	190,150	10,878,481
Consumer Related - 11.92%				*	Ventana Medical Systems, Inc.	80,400	6,212,508
*	Dolby Laboratories Inc. - Cl. A	304,400	10,778,804				66,577,408
*	DTS Inc.	429,090	9,341,289	Pharmaceuticals - 5.51%
*	Green Mountain Coffee			*	Albany Molecular
	Roasters, Inc.	149,597	11,779,268		Research, Inc.	251,250	3,731,062
*	Panera Bread Company - Cl. A	12,900	594,174	*	Human Genome Sciences, Inc.	410,500	3,661,660
*	The Cheesecake Factory			*	Incyte Corporation	747,600	4,485,600
	Incorporated	183,625	4,502,485		Medicis Pharmaceuticals
			36,996,020		Corporation - Cl. A	171,700	5,243,718
Industrial Products & Systems - 23.23%							17,122,040
*	ANSYS, Inc.	335,700	8,896,050
	Cognex Corporation	340,100	7,655,651	Total Common Stocks (Cost $214,383,629)			303,600,893
*	Diodes Incorporated	131,800	5,505,286
*	Dionex Corporation	132,400	9,399,076	INVESTMENT COMPANY - 3.56%
*	FEI Company	361,800	11,744,028		Evergreen Institutional Money Market Fund, 5.22%
*	FLIR Systems, Inc.	326,494	15,100,347		(Cost $11,048,211)	11,048,211	11,048,211
*	Measurement Specialties, Inc.	312,600	7,402,368
*	Symyx Technologies, Inc	556,647	6,407,007	Total Investments
			72,109,813		(Cost $225,431,840) - 101.36%		$ 314,649,104
Information/Knowledge Management - 12.70%				Liabilities in Excess of Other Assets - (1.36%)			(4,228,439)
	Blackbaud, Inc.	378,279	8,352,400
*	Manhattan Associates, Inc.	310,900	8,677,219	Net Assets - 100.00%			$ 310,420,665
*	NetScout Systems, Inc.	707,800	6,136,626
	Quality Systems, Inc.	210,600	7,996,482	*	Non-income producing investment.
*	Tollgrade Communications, Inc.	258,400	2,726,120
*	Tyler Technologies, Inc.	445,630	5,530,268
			39,419,115

							(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$ 102,092,218
Aggregate gross unrealized depreciation		(12,874,953)

Net unrealized appreciation		$ 89,217,265

Summary of Investments by Sector
	% of Net Assets
Sector		Market Value
Business Services	22.99%	$ 71,376,497
Consumer Related	11.92%	36,996,020
Industrial Products & Systems	23.23%	72,109,813
Information/Knowledge
Management	12.70%	39,419,115
Investment Company	3.56%	11,048,211
Medical/Health Care	21.45%	66,577,408
Pharmaceuticals	5.51%	17,122,040
	101.36%	$ 314,649,104

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

	As of June 30, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

	COMMON STOCKS - 94.74%			Israeli Equities - 2.84%
				*	Check Point Software
	Belgium Equities - 2.58%				Technologies, Ltd.	7,100	$ 161,951
	Dexia	8,305	$ 260,898	µ	Teva Pharmaceutical Industries Ltd.	8,295	342,169
*	RHJ International	9,980	197,214				504,120
			458,112	Italian Equities - 5.46%
	Bermuda Equities - 4.70%				Amplifon S.p.A	47,610	397,593
	Endurance Specialty Holdings				Tod's S.p.A	1,790	160,216
	Ltd.	4,660	186,586	*	UniCredito Italiano SpA	45,700	410,096
*	Lancashire Holdings Ltd	40,300	276,371				967,905
	Willis Group Holdings Ltd.	8,415	370,765	Japanese Equities - 15.02%
			833,722		Asatsu-DK Inc.	10,310	349,193
	Canadian Equity - 0.94%				D & M Holdings Inc.	40,000	174,789
	Royal Bank of Canada	3,135	166,374		Daito Trust Construction Co., Ltd.	5,250	250,305
					Japan Tobacco Inc.	102	503,704
	Chinese Equity - 1.24%				Meitec Corporation	4,600	131,888
	Travelsky Technology Ltd.	256,190	219,193		Nikko Cordial Corporation	29,000	379,459
					Nissin Food Products Co., Ltd.	4,280	143,571
	Danish Equities - 3.35%				Nissin Healthcare Food Service
	Coloplast A/S	4,610	375,195		Co., Ltd	10,300	133,853
	Danske Bank A/S	5,335	219,284		SKY Perfect Communications Inc.	593	277,427
			594,479		Uni-Charm Corporation	5,575	316,514
	Egypt Equity - 2.14%						2,660,703
õ	Orascom Telecom Holding SAE	5,850	379,665	Mexican Equities - 3.16%
				µ	Fomento Economico
	French Equities - 4.07%				Mexicano, S.A.B de C.V.	8,490	333,827
	Axa	6,155	266,667		Wal-Mart de Mexico SAB de CV	59,570	226,083
	L'Oreal SA	730	86,751				559,910
	Sanofi-Aventis	4,520	367,679	Netherland Equities - 6.08%
			721,097		Koninkijke DSM NV	4,790	236,962
	German Equities - 2.41%				Koninklijke (Royal) Philips
	Deutsche Telekom AG	11,450	211,386		Electronics N.V.	10,981	469,066
	Rhoen-Klinikum AG	3,575	215,227	*	Tele Atlas NV	17,265	371,785
			426,613				1,077,813
	Hong Kong Equities - 5.59%			Singapore Equities - 1.53%
	Esprit Holdings Ltd.	55,730	707,031		UOB-Kay Hian Holdings Limited	192,600	271,728
	Vitasoy International Holdings
	Limited	616,245	283,722	South Korean Equities - 4.47%
			990,753	*µ	Gmarket Inc.	11,010	213,924
	Indian Equity - 1.50%			µ	Kookmin Bank	3,600	315,792
õ	LIC Housing Finance Limited	26,300	266,698	µ	SK Telecom Co., Ltd.	9,630	263,381
							793,097
	Irish Equities - 1.59%			Swedish Equities - 1.72%
*	C&C Group plc	15,375	207,683		Nordea Bank AB	11,270	177,144
IAWS Group plc		3,515	73,742		Swedish Match AB	6,625	128,350
			281,425				305,494
							(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)
				The following acronyms and abbreviations are used in this portfolio:
Swiss Equities - 4.57%				A/S - Aktieselskap (Danish)
*	Kaba Holding AG	720	$ 212,198	AB - Aktiebolag (Swedish)
*	Nobel Biocare Holding AG	995	326,236	AG - Aktiengesellschaft (German)
*	Synthes, Inc.	2,265	272,393	NV - Naamloze Vennootschap (Dutch)
			810,827	PLC - Public Limited Company (British)
United Kingdom Equities - 19.78%				SA - Societe Anonyme (French)
	British Sky Broadcasting			SA de CV - Convertible Securities (Mexican)
	Group plc	22,150	284,676	SpA - Societa Per Azioni (Italian)
*	Diageo plc	24,715	514,679
	Invesco PLC	25,190	327,034	Summary of Investments by Industry
	Man Group plc	36,145	442,041			% of Net
	Reed Elsevier plc	28,380	368,449	Industry		Assets	Market Value
*	Royal Bank of Scotland			Automobiles & Components		0.99%	$ 174,789
	Group plc	24,414	310,341	Banks		15.55%	2,756,391
	SABMiller plc	14,580	370,670	Capital Goods		2.40%	426,026
*	Shire PLC	18,610	463,783	Commercial Services & Supplies		0.74%	131,888
	United Business Media plc	13,056	208,437	Consumer Durables & Apparel		3.55%	629,283
	Vitec Group plc	17,600	213,828	Diversified Financials		6.98%	1,238,018
			3,503,938	Food & Staples Retailing		2.03%	359,936
				Food, Beverage & Tobacco		14.44%	2,559,947
Total Common Stocks (Cost $11,672,511)			16,793,666	Health Care Equipment & Services		8.95%	1,586,645
				Household & Personal Products		2.27%	403,265
INVESTMENT COMPANIES - 4.91%				Insurance		6.21%	1,100,389
	Evergreen Institutional Money			Investment Companies		4.91%	870,374
	Market Fund	793,224	793,224	Materials		1.34%	236,962
	Merrimac Cash Series	77,150	77,150	Media		8.40%	1,488,182
				Pharmaceuticals & Biotechnology		6.62%	1,173,630
Total Investment Companies				Retailing		5.20%	920,955
	(Cost $870,374)		870,374	Software & Services		3.01%	533,736
				Telecommunication Services		4.82%	854,431
Total Investments				Transportation		1.24%	219,193
	(Cost $12,542,885) - 99.65%		$ 17,664,040	Total		99.65%	$ 17,664,040
Other Assets Less Liabilities - 0.35%			61,826
				Forward Currency Contracts, Open (note 2)
Net Assets - 100.00%			$ 17,725,866

*	Non-income producing investment.
µ	American Depositary Receipt.			Currency and Settlement Date	Currency Units	Currency Value in $ U.S.	Unrealized Gain/(Loss)
õ	Global Depositary Receipts.			Purchased British Pound 07/02/07	1,700	$ 3,414	$ (1)
				Total	1,700	$ 3,414	$ (1)

							(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007

Aggregate cost for federal income tax purposes is $12,546,247. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$ 5,281,404
Aggregate gross unrealized depreciation	(163,611)

Net unrealized appreciation	$ 5,117,793

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

		Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

  Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007
	Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 97.04%			Health Care Equipment & Services - 11.05%
			*	Allscripts Healthcare Solutions, Inc.	6,800	$ 173,264
Automobiles & Components - 1.71%			*	Covance Inc.	2,010	137,806
* Copart, Inc.	5,000	$ 152,950	*	HealthExtras, Inc.	5,200	153,816
				Quest Diagnostics Incorporated	2,600	134,290
Capital Goods - 9.74%			*	St. Jude Medical, Inc.	5,770	239,397
Danaher Corporation	560	42,280	*	Waters Corporation	2,500	148,400
Fastenal Company	3,100	129,766				986,973
Fluor Corporation	2,200	245,014	Industrial Products & Systems - 1.27%
Joy Global Inc.	2,850	166,241		Martin Marietta Materials, Inc.	700	113,414
MSC Industrial Direct Co., Inc. - Cl. A	3,600	198,000
Textron, Inc.	800	88,088	Insurance - 1.52%
		869,389		Willis Group Holdings Limited	3,070	135,264
Commercial Services & Supplies - 1.40%
* Iron Mountain Incorporated	4,800	125,424	Materials - 1.76%
				Allegheny Technologies, Inc.	1,500	157,320
Consumer Durables & Apparel - 4.94%
* Coach, Inc.	5,480	259,697	Pharmaceuticals & Biotechnology - 5.57%
Fortune Brands, Inc.	2,200	181,214	*	Affymetrix, Inc.	4,400	109,516
		440,911	*	Celgene Corporation	3,400	194,922
Consumer Services - 3.56%			µ	Shire PLC	2,600	192,738
Strayer Education, Inc.	1,300	171,223				497,176
* The Cheesecake Factory			Retailing - 12.39%
Incorporated	5,972	146,433	*	Dick's Sporting Goods, Inc.	2,540	147,752
		317,656	*	Guitar Center, Inc.	2,950	176,440
Diversified Financials - 6.25%			*	J. Crew Group, Inc.	2,100	113,589
Ameriprise Financial, Inc.	5,100	324,207		Nordstrom, Inc.	3,600	184,032
T. Rowe Price Group Inc.	4,500	233,505	*	O'Reilly Automotive, Inc.	3,100	113,305
		557,712		Staples, Inc.	4,450	105,598
Energy - 9.56%			*	Tractor Supply Company	5,100	265,455
CONSOL Energy Inc.	2,500	115,275				1,106,171
* Cameron International Corporation	1,800	128,646	Semiconductors & Semiconductor Equipment - 1.49%
Diamond Offshore Drilling, Inc.	900	91,404	*	Broadcom Corporation	2,000	58,500
* National-Oilwell Varco Inc.	1,000	104,240	*	PMC-Sierra, Inc.	9,600	74,208
Smith International Inc.	4,700	275,608				132,708
XTO Energy, Inc.	2,300	138,230	Software & Services - 12.37%
		853,403	*	Akamai Technologies, Inc.	2,300	111,872
Food & Staples Retailing - 0.69%			*	Citrix Systems, Inc.	3,900	131,313
Whole Foods Market, Inc.	1,600	61,280	*	Cognizant Technology
				Solutions Corporation - Cl. A	1,900	142,671
Food, Beverage & Tobacco - 3.24%			*	Electronic Arts Inc. (EA)	3,300	156,156
* Hansen Natural Corporation	3,900	167,622		FactSet Research Systems Inc.	3,400	232,390
Wm. Wrigley Jr. Company	2,200	121,682	*	Macrovision Corporation	6,200	186,372
		289,304		Western Union Company	6,900	143,727
						1,104,501

						(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				Summary of Investments by Industry
					% of Net	Market
Technology Hardware & Equipment - 3.39%				Industry	Assets	Value
*	Avid Technology, Inc.	2,700	$ 95,445	Automobiles & Components	1.71%	$ 152,950
*	FLIR Systems, Inc.	2,100	97,125	Capital Goods	9.74%	869,389
*	Network Appliance, Inc.	3,765	109,938	Commercial Services & Supplies	1.40%	125,424
			302,508	Consumer Durables & Apparel	4.94%	440,911
Telecommunication Services - 1.54%				Consumer Services	3.56%	317,656
*	NII Holdings Inc.	1,700	137,258	Diversified Financials	6.25%	557,712
				Energy	9.56%	853,403
Transportation - 3.60%				Food & Staples Retailing	0.69%	61,280
	Expeditors International of	1,600	66,080	Food, Beverage & Tobacco	3.24%	289,304
	Washington, Inc.			Health Care Equipment & Services	11.05%	986,973
	J.B. Hunt Transport Services, Inc.	5,000	146,600	Industrial Products & Systems	1.27%	113,414
*	Old Dominion Freight Line, Inc.	3,600	108,540	Insurance	1.52%	135,264
			321,220	Investment Company	2.60%	232,008
				Materials	1.76%	157,320
Total Common Stocks (Cost $7,544,426)			$ 8,662,542	Pharmaceuticals & Biotechnology	5.57%	497,176
				Retailing	12.39%	1,106,171
INVESTMENT COMPANY - 2.60%				Semiconductors &
	Evergreen Institutional Money Market Fund, 5.22%			Semiconductor Equipment	1.49%	132,708
	(Cost $232,008)	232,008	232,008	Software & Services	12.37%	1,104,501
				Technology Hardware & Equipment	3.39%	302,508
Total Investments (Cost $7,776,434) - 99.64%			$ 8,894,550	Telecommunication Services	1.54%	137,258
Other Assets Less Liabilities - 0.36%			32,345	Transportation	3.60%	321,220
				Total	99.64%	$8,894,550
Net Assets - 100.00%			$ 8,926,895
				Aggregate cost for federal income tax purposes and book purposes is the same.
*	Non-income producing investment.			Unrealized appreciation (depreciation) of investments for federal income tax
µ	American Depositary Receipts.			purposes is as follows:

The following abbreviation is used in this portfolio:				Aggregate gross unrealized appreciation		$1,322,050
				Aggregate gross unrealized depreciation		(203,934)

PLC - Public Limited Company (British)				Net unrealized appreciation		$1,118,116

						(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2007

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)	/s/ Adam W. Barnard
Adam W. Barnard

Treasurer, Assistant Secretary, and Principal Financial Officer

Date: August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Douglas S. Folk
Douglas S. Folk

President and Principal Executive Officer, EARNEST Partners Fixed Income Trust

Date: August 28, 2007

By: (Signature and Title)	/s/ Keith A. Lee

Keith A. Lee

Trustee, The Nottingham Investment Trust II

Vice President and Principal Executive Officer, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund

Date: August 24, 2007

By: (Signature and Title)	/s/ Adam W. Barnard
Adam W. Barnard

Treasurer, Assistant Secretary, and Principal Financial Officer, The Nottingham Investment Trust II

Date: August 24, 2007